UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 08/23/07


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      57
Form 13F Information Table Value Total:       $192,982


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6117    99978 SH       DEFINED                 95743        0     4235
American Intl Group Inc        COM              026874107     7763   110846 SH       DEFINED                105626        0     5220
Amgen Inc                      COM              031162100     1894    34250 SH       DEFINED                 31425        0     2825
Automatic Data Processing Inc  COM              053015103     6337   130738 SH       DEFINED                123272        0     7466
Avery Dennison Corp            COM              053611109     5476    82376 SH       DEFINED                 77386        0     4990
BP P.L.C. Spons ADR            COM              055622104     1515    21003 SH       DEFINED                 20503        0      500
Bristol-Myers Squibb Co        COM              110122108      571    18100 SH       DEFINED                 17800        0      300
Capital One Finl Corp          COM              14040H105     4978    63465 SH       DEFINED                 60080        0     3385
Carnival Corp                  COM              143658300     5398   110686 SH       DEFINED                105426        0     5260
Chevron Corp New               COM              166764100      897    10650 SH       DEFINED                  8504        0     2146
Citigroup Inc                  COM              172967101     1278    24921 SH       SOLE                    24921        0        0
Delta Air Lines Inc Escrow     COM              2473614AT        0    50000 SH       SOLE                    50000        0        0
Devon Energy Corp              COM              25179M103     5610    71658 SH       DEFINED                 68377        0     3281
Disney Walt Co.                COM              254687106     4039   118310 SH       DEFINED                113235        0     5075
Du Pont (E.I.) De Nemours      COM              263534109      203     4000 SH       SOLE                     4000        0        0
EMC Corporation                COM              268648102     3298   182218 SH       DEFINED                169008        0    13210
Electronic Arts                COM              285512109     2375    50180 SH       DEFINED                 47790        0     2390
Exxon Mobil Corp               COM              30231G102     4951    59024 SH       DEFINED                 57624        0     1400
FPL Group Inc                  COM              302571104      381     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     9815   256390 SH       DEFINED                254015        0     2375
Heinz H J Co                   COM              423074103      256     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     8002   179346 SH       DEFINED                171361        0     7985
Intel Corp                     COM              458140100      205     8647 SH       SOLE                     8647        0        0
Intl Business Machines         COM              459200101     6580    62519 SH       DEFINED                 59394        0     3125
JPMorgan Chase & Co            COM              46625H100     5571   114993 SH       DEFINED                108703        0     6290
Johnson & Johnson              COM              478160104     5176    83993 SH       DEFINED                 80443        0     3550
Kinder Morgan Energy Partners  COM              494550106      204     3700 SH       DEFINED                     0        0     3700
Marsh & McLennan Cos Inc       COM              571748102      352    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      266     6150 SH       SOLE                     6150        0        0
McDonalds Corp                 COM              580135101      916    18040 SH       SOLE                    18040        0        0
Medtronic Inc                  COM              585055106     2221    42834 SH       DEFINED                 40459        0     2375
Merck & Co Inc.                COM              589331107      220     4420 SH       SOLE                     4420        0        0
Microsoft Corp                 COM              594918104     4383   148725 SH       DEFINED                142385        0     6340
Motorola Inc                   COM              620076109     2600   146885 SH       DEFINED                144635        0     2250
Nighthawk Radiology Hldgs Inc  COM              65411N105     2331   129155 SH       DEFINED                122545        0     6610
Nordstrom Inc                  COM              655664100     7366   144100 SH       DEFINED                138640        0     5460
Omnicom Group                  COM              681919106     7344   138767 SH       DEFINED                132037        0     6730
Pall Corp                      COM              696429307     5617   122135 SH       DEFINED                115585        0     6550
Pepsico Inc                    COM              713448108     6738   103908 SH       DEFINED                 99108        0     4800
Pfizer Inc                     COM              717081103     1894    74074 SH       DEFINED                 70764        0     3310
Pitney-Bowes, Inc              COM              724479100     1353    28900 SH       SOLE                    28900        0        0
Procter & Gamble Company       COM              742718109     8396   137204 SH       DEFINED                131827        0     5377
Qualcomm Inc.                  COM              747525103      649    14960 SH       SOLE                    14960        0        0
Raytheon Co New                COM              755111507      548    10175 SH       SOLE                    10175        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      395     4866 SH       SOLE                     4866        0        0
Sara Lee Corp                  COM              803111103      527    30285 SH       SOLE                    30285        0        0
Schlumberger Limited           COM              806857108    10171   119744 SH       DEFINED                114724        0     5020
Swift Energy Co                COM              870738101     3475    81261 SH       DEFINED                 79236        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     2961    71785 SH       DEFINED                 67590        0     4195
Texas Instruments Incorporated COM              882508104      602    16000 SH       SOLE                    16000        0        0
3M CO                          COM              88579Y101      293     3378 SH       SOLE                     3378        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     3464   102994 SH       DEFINED                 98382        0     4612
Wal Mart Stores Inc            COM              931142103     7094   147462 SH       DEFINED                140522        0     6940
Walgreen Co.                   COM              931422109     8257   189642 SH       DEFINED                182212        0     7430
Western Union Corp             COM              959802109     2516   120807 SH       DEFINED                113347        0     7460
Wyeth Corp                     COM              983024100      907    15826 SH       SOLE                    15826        0        0
Zimmer Holdings Inc            COM              98956P102      236     2775 SH       SOLE                     2775        0        0